Other Income, Net	12 Months Ended
Mar. 31, 2025
Other Income, Net [Abstract]
Other income, net

13. Other income, net

Other income, net consist of the following:

	Year ended March 31,
	2023	2024	2025
Gain (loss) on disposal of property, plant and equipment, net	$18	$(74)	$38
Foreign exchange (loss) gain, net	(256)	(13)	111
Reversal of (provision for) credit losses, net	229	(76)	67
Others	1,023	546	735
Other income, net	$1,014	$383	$951